Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued compensation and employee benefits	$ 143,666	$ 161,411
Other accrued expenses	113,133	120,470
Total	$ 256,799	$ 281,881